Financial Instruments And Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Financial Instruments And Risk Management [Abstract]
Fair Value Of Derivative Instruments Not Designated As Hedging Instruments

	March 31, 2014				December 31, 2013
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Accounts		Accounts		Accounts		Accounts
	Receivable	$515	Payable	$1,088	Receivable	$224	Payable	$291

	December 31, 2013				December 31, 2012
	Asset Derivatives		Liabilitiy Derivatives		Asset Derivatives		Liabilitiy Derivatives
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Accounts		Accounts		Accounts		Accounts
	Receivable	$224	Payable	$291	Receivable	$3,043	Payable	$102

Recognized Gains And Losses For Derivative Instruments Not Designated As Hedging Instruments

		Gain (Loss)
		Three Months Ended
(Thousands of dollars)	Statement of Income	March 31,
Type of Derivative Contract	Location	2014	2013
Commodity	Fuel and ethanol costs
	of goods sold	$(1,465)	$(1,598)

		Amount of Gain (Loss) Recognized
		in Income on Derivative
(Thousands of dollars)	Statement of Income
Type of Derivative Contract	Location	2013	2012
Commodity	Fuel and ethanol costs
	of goods sold	$8,516	$(38,283)

Summary Of Offsetting Assets

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Consolidated	the Consolidated
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At March 31, 2014
Commodity derivatives	$597	$(82)	$515

At December 31, 2013
Commodity derivatives	$233	$(9)	$224

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Combined	the Combined
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$233	$(9)	$224

At December 31, 2012
Commodity derivatives	$6,727	$(3,684)	$3,043

Summary Of Offsetting Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
	Liabilities	Balance Sheet	Balance Sheet
At March 31, 2014
Commodity derivatives	$1,170	$(82)	$1,088

At December 31, 2013
Commodity derivatives	$300	$(9)	$291

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
(Thousands of dollars)	Liabilities	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$300	$(9)	$291

At December 31, 2012
Commodity derivatives	$3,786	$(3,684)	$102